General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses (Note 5)	€ (3,434,343)	€ (3,825,151)	€ (6,735,927)	€ (6,270,034)
Consulting fees	(126,447)	(254,899)	(304,316)	(432,811)
Professional fees	(1,294,705)	(911,170)	(2,177,175)	(1,795,170)
Accounting, tax and auditing fees	(537,961)	(290,159)	(897,314)	(594,657)
Facilities, communication & office expenses	(1,419,334)	(1,618,732)	(2,910,607)	(3,246,830)
Travel expenses	(455,717)	(260,446)	(778,450)	(404,200)
Other expenses	(504,923)	(499,576)	(1,301,237)	(781,436)
Total	€ (7,773,430)	€ (7,660,133)	€ (15,105,026)	€ (13,525,138)